Deposits - Composition of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Banking And Thrift Disclosure [Abstract]
Non-interest bearing	$ 302,707	$ 276,033
NOW and money market accounts	451,809	480,650
Savings deposits	127,217	104,869
Time deposits, $250,000 or more	68,270	71,344
Other time deposits	161,889	162,293
Total deposits	$ 1,111,892	$ 1,095,189